INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Costs and expenses
Amortization of intangible assets	$ 3,248,270	$ 3,026,403
Depreciation of property, plant and equipment	1,530,447	1,524,370
Depreciation of leased assets	1,052,983	760,728
Total	5,716,468	4,411,279
R&D capitalized (Note 5.7)	668,297	1,654,017
Total	6,384,765	6,065,296
Research and development expenses
Costs and expenses
Amortization of intangible assets	1,792,799	1,362,301
Depreciation of property, plant and equipment	230,628	198,198
Freight and haulage	975	2,221
Employee benefits and social securities	690,185	1,533,533
Maintenance	37,883	102,527
Energy and fuel	1,567	2,434
Supplies and materials	1,053,313	639,560
Mobility and travel	22,418	46,429
Share-based incentives		35,141
Publicity and advertising		2,131
Professional fees and outsourced services	1,857,264	100,959
Professional fees related parties		16,373
Office supplies	14,810	147,481
Information technology expenses	2,670	19,692
Insurance	10,106	12,772
Depreciation of leased assets		16,336
Miscellaneous	1,850	173,191
Total	$ 5,716,468	$ 4,411,279